segment information	6 Months Ended
Jun. 30, 2026
segment information
segment information
5	segment information

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security and automation); agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies); voice and other telecommunications services revenues; and equipment sales.

The TELUS health segment includes: healthcare services, software and technology solutions (including employee and family assistance programs and benefits administration).

The TELUS digital experience segment, which has the U.S. dollar as its primary functional currency, includes key service lines: digital solutions; artificial intelligence and data solutions; trust and safety; and customer experience management. Subsequent to TELUS Corporation’s acquisition of the TELUS International (Cda) Inc. non-controlling interests in fiscal 2025, our internal and external reporting processes, systems and internal controls were transitioned to match the post-privatization operational realignment; commencing with the three-month period ended March 31, 2026, our segmented reporting structure was correspondingly transitioned and comparative amounts have been restated on a comparable basis.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliation thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	TELUS technology solutions								TELUS digital
Three-month periods ended	Mobile		Fixed		Segment total		TELUS health		experience		Eliminations		Total
June 30 (millions)	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
				(restated*)		(restated*)		(restated*)		(restated*)		(restated*)
Operating revenues
External revenues
Service	$1,766	$1,755	$1,490	$1,494	$3,256	$3,249	$533	$514	$653	$728	$—	$—	$4,442	$4,491
Equipment	410	466	67	72	477	538	1	2	—	—	—	—	478	540
Revenues arising from contracts with customers	$2,176	$2,221	$1,557	$1,566	3,733	3,787	534	516	653	728	—	—	4,920	5,031

			Other income (Note 7)		8	50	—	1	1	—	—	—	9	51
					3,741	3,837	534	517	654	728	—	—	4,929	5,082
			Intersegment revenues		5	5	2	2	120	99	(127)	(106)	—	—
					$3,746	$3,842	$536	$519	$774	$827	$(127)	$(106)	$4,929	$5,082
			EBITDA [1]		$1,563	$1,585	$75	$91	$(17)	$18	$(33)	$(15)	$1,588	$1,679
			Restructuring and other costs included in EBITDA (Note 16)		76	55	24	7	89	71	—	—	189	133
			Adjusted EBITDA [1]		$1,639	$1,640	$99	$98	$72	$89	$(33)	$(15)	$1,777	$1,812
			Capital expenditures [2]		$633	$591	$44	$59	$34	$43	$(33)	$(15)	$678	$678
			Adjusted EBITDA less capital expenditures [1]		$1,006	$1,049	$55	$39	$38	$46	$—	$—	$1,099	$1,134
			Operating revenues – external, other income and intersegment (above)		$3,746	$3,842	$536	$519	$774	$827	$(127)	$(106)	$4,929	$5,082
			Goods and services purchased		1,597	1,620	184	163	182	166	(94)	(91)	1,869	1,858
			Employee benefits expense		586	637	277	265	609	643	—	—	1,472	1,545
			EBITDA (above)		1,563	1,585	75	91	(17)	18	(33)	(15)	1,588	1,679
			Depreciation		526	535	15	10	50	56	—	—	591	601
			Amortization of intangible assets		273	238	95	100	66	65	—	—	434	403
			Impairment of intangible assets and goodwill		—	—	—	—	2,135	500	—	—	2,135	500
			Operating income (loss)		$764	$812	$(35)	$(19)	$(2,268)	$(603)	$(33)	$(15)	(1,572)	175

											Financing costs		420	373
											Income (loss) before income taxes		$(1,992)	$(198)

	TELUS technology solutions								TELUS digital
Six-month periods ended	Mobile		Fixed		Segment total		TELUS health		experience		Eliminations		Total
June 30 (millions)	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
				(restated*)		(restated*)		(restated*)		(restated*)		(restated*)
Operating revenues
External revenues
Service	$3,544	$3,512	$2,980	$2,998	$6,524	$6,510	$1,055	$984	$1,347	$1,440	$—	$—	$8,926	$8,934
Equipment	856	965	125	147	981	1,112	2	3	—	—	—	—	983	1,115
Revenues arising from contracts with customers	$4,400	$4,477	$3,105	$3,145	7,505	7,622	1,057	987	1,347	1,440	—	—	9,909	10,049

			Other income (Note 7)		20	89	1	1	12	—	—	—	33	90
					7,525	7,711	1,058	988	1,359	1,440	—	—	9,942	10,139
			Intersegment		11	11	4	4	228	201	(243)	(216)	—	—
					$7,536	$7,722	$1,062	$992	$1,587	$1,641	$(243)	$(216)	$9,942	$10,139
			EBITDA [1]		$2,986	$3,196	$143	$166	$33	$89	$(52)	$(28)	$3,110	$3,423
			Restructuring and other costs included in EBITDA (Note 16)		335	134	49	16	120	80	—	—	504	230
			Adjusted EBITDA [1]		$3,321	$3,330	$192	$182	$153	$169	$(52)	$(28)	$3,614	$3,653
			Capital expenditures [2]		$1,213	$1,106	$97	$103	$71	$84	$(52)	$(28)	$1,329	$1,265
			Adjusted EBITDA less capital expenditures [1]		$2,108	$2,224	$95	$79	$82	$85	$—	$—	$2,285	$2,388
			Operating revenues – external, other income and intersegment (above)		$7,536	$7,722	$1,062	$992	$1,587	$1,641	$(243)	$(216)	$9,942	$10,139
			Goods and services purchased		3,206	3,236	353	328	357	329	(191)	(188)	3,725	3,705
			Employee benefits expense		1,344	1,290	566	498	1,197	1,223	—	—	3,107	3,011
			EBITDA (above)		2,986	3,196	143	166	33	89	(52)	(28)	3,110	3,423
			Depreciation		1,043	1,064	31	23	100	106	—	—	1,174	1,193
			Amortization of intangible assets		514	478	194	194	131	131	—	—	839	803
			Impairment of intangible assets and goodwill		—	—	—	—	2,135	500	—	—	2,135	500
			Operating income (loss)		$1,429	$1,654	$(82)	$(51)	$(2,333)	$(648)	$(52)	$(28)	(1,038)	927

											Financing costs		755	717
											Income (loss) before income taxes		$(1,793)	$210

*	As required by IFRS Accounting Standards, comparative amounts have been restated to conform with the reportable segments presented in the current period.

1	Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS Accounting Standards and may not be comparable to similar measures disclosed by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.
2	See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the consolidated statements of cash flows.

For the three-month and six-month periods ended June 30, 2026,TELUS technology solutions capital expenditures include real estate development amounts of $19 (2025 – $21) and $35 (2025 – $29), respectively. Real estate development capital expenditures are not a standardized financial measure under IFRS Accounting Standards and may not be comparable to similar measures disclosed by other issuers; we define real estate capital expenditures as including amounts for both investment properties and certain owner-occupied properties.